INVESTMENTS IN SECURITIES (Details 2) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2014
Cost
Total, Cost	¥ 209,991
Fair value
Total, Fair value	372,896
Debt securities
Cost
After 5 years through 10 years	102,441
Total, Cost	102,441
Fair value
After 5 years through 10 years	101,546
Total, Fair value	¥ 101,546